United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-07021

                      (Investment Company Act File Number)


                     Federated Investment Series Funds, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 8/31/05







Item 1.           Schedule of Investments




FEDERATED BOND FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

       Shares or
       Principal
        Amount                                                                                                  Value

                         CORPORATE BONDS--63.3%
                         Basic Industry - Chemicals--0.7%
 $     3,760,000         Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                    $      3,803,221
       4,900,000   (1,2) Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020                               3,967,603
                              TOTAL                                                                           7,770,824
                         Basic Industry - Metals & Mining--2.8%
       2,770,000         Alcan, Inc., 5.75%, 6/1/2035                                                         2,877,531
       7,359,000         Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                            7,753,590
       3,850,000         Inco Ltd., 5.70%, 10/15/2015                                                         4,010,387
       3,610,000         Newmont Mining Corp., 5.875%, 4/1/2035                                               3,750,934
       2,500,000         Noranda, Inc., 6.00%, 10/15/2015                                                     2,627,040
       9,750,000         Placer Dome, Inc., Bond, 8.50%, 12/31/2045                                          10,192,601
                              TOTAL                                                                          31,212,083
                         Basic Industry - Paper--2.2%
       2,600,000         International Paper Co., 4.25%, 1/15/2009                                            2,574,780
       6,980,000         Louisiana-Pacific Corp., 8.875%, 8/15/2010                                           7,897,095
       2,850,000         Pope & Talbot, Inc., 8.375%, 6/1/2013                                                2,835,750
       5,000,000         Westvaco Corp., 7.65%, 3/15/2027                                                     5,977,450
       3,750,000         Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                            4,489,575
       1,100,000         Weyerhaeuser Co., Note, 6.75%, 3/15/2012                                             1,214,224
                              TOTAL                                                                          24,988,874
                         Capital Goods - Aerospace & Defense--0.4%
       3,650,000   (1,2) BAE Systems Holdings, Inc, 5.20%, 8/15/2015                                          3,688,690
       1,212,000         Raytheon Co., Note, 6.75%, 8/15/2007                                                 1,265,328
                              TOTAL                                                                           4,954,018
                         Capital Goods - Building Materials--0.8%
       2,700,000         CRH America, Inc., 5.30%, 10/15/2013                                                 2,791,314
       5,500,000         Masco Corp., Note, 5.875%, 7/15/2012                                                 5,903,590
                              TOTAL                                                                           8,694,904
                         Capital Goods - Diversified Manufacturing--1.2%
       2,940,000         Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                        3,358,950
       2,500,000   (1,2) Hutchison Whampoa International Ltd., 7.45%, 11/24/2033                              2,976,500
       1,350,000         Kennametal, Inc., 7.20%, 6/15/2012                                                   1,497,231
       4,600,000   (1,2) Tyco International Group SA , Note, 4.436%, 6/15/2007                                4,605,842
       1,000,000         Tyco International Group, Note, 5.80%, 8/1/2006                                      1,016,700
                              TOTAL                                                                          13,455,223
                         Capital Goods - Environmental--1.6%
        500,000          Republic Services, Inc., Note, 6.086%, 3/15/2035                                      535,385
        600,000          Republic Services, Inc., Note, 6.75%, 8/15/2011                                       662,598
       8,210,000         Waste Management, Inc., Deb., 8.75%, 5/1/2018                                        9,039,374
       7,475,000         Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007                                  7,881,789
                              TOTAL                                                                          18,119,146
                         Communications - Media & Cable--2.4%
       3,000,000         Comcast Corp., 6.375%, 1/30/2006                                                     3,025,680
        900,000          Comcast Corp., 7.05%, 3/15/2033                                                      1,054,449
       1,200,000         Comcast Corp., 7.125%, 6/15/2013                                                     1,358,892
        570,000          Continental Cablevision, Sr. Note, 8.30%, 5/15/2006                                   585,179
       4,630,000         Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                            4,593,733
       5,010,000         Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                            5,098,968
       6,880,000   (1,2) Grupo Televisa S.A., 6.625%, 3/18/2025                                               6,895,067
       4,300,000         Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005                            4,349,923
                              TOTAL                                                                          26,961,891
                         Communications - Media Noncable--2.7%
        615,000          British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                  692,053
       5,100,000         British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006                  5,264,016
       5,000,000         Clear Channel Communications, Inc., 6.00%, 11/1/2006                                 5,097,150
       4,615,000         New York Times Co., 4.50%, 3/15/2010                                                 4,649,705
       3,695,000         New York Times Co., 5.00%, 3/15/2015                                                 3,767,496
       4,100,000         Reed Elsevier, Inc., 4.625%, 6/15/2012                                               4,068,799
       6,040,000         Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006                             6,144,613
                              TOTAL                                                                          29,683,832
                         Communications - Telecom Wireless--1.1%
       7,765,000         AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006                              7,884,426
       1,900,000         Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                            2,658,157
       1,860,000         Sprint Capital Corp., Note, 8.375%, 3/15/2012                                        2,235,162
                              TOTAL                                                                          12,777,745
                         Communications - Telecom Wirelines--4.4%
       3,810,000         BellSouth Corp., 5.20%, 9/15/2014                                                    3,937,292
       3,870,000         CenturyTel, Inc., 8.375%, 10/15/2010                                                 4,443,727
       7,675,000         Citizens Communications Co., 9.00%, 8/15/2031                                        8,001,187
       3,000,000         Deutsche Telekom International Finance BV, 5.25%, 7/22/2013                          3,102,900
       4,940,000   (1,2) KT Corp., Note, 5.875%, 6/24/2014                                                    5,283,083
       3,870,000         SBC Communications, Inc., 5.10%, 9/15/2014                                           3,965,473
       7,690,000         Telecom de Puerto Rico, Note, 6.65%, 5/15/2006                                       7,804,120
       7,050,000         Telefonos de Mexico, Note, 4.50%, 11/19/2008                                         6,985,140
       4,931,000         Verizon Global Funding, Note, 7.25%, 12/1/2010                                       5,562,908
                              TOTAL                                                                          49,085,830
                         Consumer Cyclical - Automotive--2.5%
       2,000,000         DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                       2,154,700
       1,350,000         Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                       1,082,180
      10,000,000         Ford Motor Credit Co., Note, 6.50%, 1/25/2007                                       10,091,940
       3,700,000         General Motors Acceptance Corp., 4.50%, 7/15/2006                                    3,675,032
       3,250,000         General Motors Acceptance Corp., 6.875%, 9/15/2011                                   3,081,396
       6,680,000         General Motors Corp., Note, 8.375%, 7/15/2033                                        5,644,600
       2,100,000         General Motors Corp., Note, 9.45%, 11/1/2011                                         2,089,500
                              TOTAL                                                                          27,819,348
                         Consumer Cyclical - Entertainment--1.4%
       4,500,000         AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031                                       5,507,460
       6,000,000         Carnival Corp., 3.75%, 11/15/2007                                                    5,934,840
       4,020,000         International Speedway Corp., 4.20%, 4/15/2009                                       3,967,266
        100,000          Time Warner, Inc., Company Guarantee, 6.625%, 5/15/2029                               109,122
                              TOTAL                                                                          15,518,688
                         Consumer Cyclical - Retailers--2.1%
       3,150,000         CVS Corp., 5.625%, 3/15/2006                                                         3,175,389
       2,379,119   (1,2) CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                        2,461,044
       4,200,000         Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028                                3,934,980
      10,147,000         Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022                                     12,024,195
       1,710,000         Wal-Mart Stores, Inc., 5.25%, 9/1/2035                                               1,753,383
                              TOTAL                                                                          23,348,991
                         Consumer Cyclical - Services--0.8%
       7,475,000         Boston University, 7.625%, 7/15/2097                                                 9,395,081
                         Consumer Non-Cyclical Food/Beverage--1.1%
       4,500,000         Kellogg Co., 7.45%, 4/1/2031                                                         5,970,645
       5,500,000         Kraft Foods, Inc., 5.625%, 11/1/2011                                                 5,822,025
                              TOTAL                                                                          11,792,670
                         Consumer Non-Cyclical Healthcare--0.8%
       2,200,000         Anthem, Inc., 6.80%, 8/1/2012                                                        2,481,358
       1,660,000   (1,2) Thermo Electron Corp., 5.00%, 6/1/2015                                               1,667,304
       4,750,000         UnitedHealth Group, Inc., 7.50%, 11/15/2005                                          4,781,540
                              TOTAL                                                                           8,930,202
                         Consumer Non-Cyclical Pharmaceuticals--0.8%
       3,660,000   (1,2) Genentech, Inc., 4.75%, 7/15/2015                                                    3,696,563
       1,920,000         Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                          2,266,771
       3,170,000         Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                 3,334,777
                              TOTAL                                                                           9,298,111
                         Consumer Non-Cyclical Tobacco--0.4%
       1,375,000         Altria Group, Inc., 5.625%, 11/4/2008                                                1,420,856
       2,500,000         Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006                                     2,521,025
                              TOTAL                                                                           3,941,881
                         Energy - Independent--1.8%
       2,250,000         Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006                            2,317,635
        460,000          Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                     464,715
       5,890,000         Canadian Natural Resources Ltd., 5.85%, 2/1/2035                                     6,072,590
       2,250,000         Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006                               2,294,370
       3,450,000         Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                  4,049,265
       5,318,400   (1,2) Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                  5,104,494
                              TOTAL                                                                          20,303,069
                         Energy - Integrated--2.1%
       4,100,000         Conoco, Inc., 7.25%, 10/15/2031                                                      5,415,690
       3,000,000         Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028                                  3,302,544
        450,000          Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                               537,804
       5,350,000         Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                                         5,511,035
       4,650,000         Petro-Canada, Bond, 5.35%, 7/15/2033                                                 4,498,131
        220,000          Petro-Canada, Deb., 7.00%, 11/15/2028                                                 260,148
       4,150,000   (1,2) Statoil ASA, 5.125%, 4/30/2014                                                       4,315,004
                              TOTAL                                                                          23,840,356
                         Energy - Oil Field Services--0.0%
        210,000          Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019                                      254,071
                         Energy - Refining--0.3%
       2,250,000         Valero Energy Corp., 7.50%, 4/15/2032                                                2,824,731
                         Financial Institution - Banking--8.4%
       4,750,000         ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026                               4,923,612
       4,000,000         Astoria Financial Corp., Note, 5.75%, 10/15/2012                                     4,181,080
       6,175,000         City National Bank, Sub. Note, 6.375%, 1/15/2008                                     6,491,839
       5,350,000         Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                      6,069,200
       5,740,000         FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005                                 5,764,234
       2,200,000         HSBC Finance Corp., 4.75%, 4/15/2010                                                 2,223,914
       2,770,000         HSBC Finance Corp., 5.00%, 6/30/2015                                                 2,782,271
       2,300,000         Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007                              2,347,886
       3,500,000         Hudson United Bancorp, 7.00%, 5/15/2012                                              3,926,748
        870,000          J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027                                 1,159,501
       1,400,000         J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                1,439,144
       5,000,000         Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                        5,007,100
       1,530,000         PNC Financial Services Group, Company Guarantee, 8.625%, 12/31/2026                  1,672,672
      10,511,111   (1,2) Regional Diversified Funding, 9.25%, 3/15/2030                                      12,816,093
       5,200,000         Regions Financial Corp., 4.375%, 12/1/2010                                           5,183,256
       2,150,000         Regions Financial Corp., 4.50%, 8/8/2008                                             2,159,718
       3,870,000   (1,2) Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                   3,902,566
       3,800,000   (1,2) Swedbank, Sub., 7.50%, 11/29/2049                                                    3,929,424
       5,810,000         U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                                        5,959,782
       5,000,000         Wachovia Bank N.A., 4.80%, 11/1/2014                                                 5,036,400
       3,440,000         Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                      3,482,278
        500,000          Washington Mutual Bank FA, 5.125%, 1/15/2015                                          510,555
       2,400,000         Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011                              2,675,856
                              TOTAL                                                                          93,645,129
                         Financial Institution - Brokerage--2.6%
       8,140,000         Amvescap PLC, Note, 4.50%, 12/15/2009                                                8,038,820
       4,255,000   (1,2) FMR Corp., Bond, 7.57%, 6/15/2029                                                    5,580,390
       1,000,000         Franklin Resources, Inc., 3.70%, 4/15/2008                                            985,080
       2,900,000         Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                         3,170,628
        190,000          Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009                        210,341
       2,100,000         Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                              2,278,983
        185,000          Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006                                187,000
       5,750,000         Waddell & Reed Financial, Inc., 7.50%, 1/18/2006                                     5,816,987
       2,546,863   (1,2) World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013                     2,745,212
                              TOTAL                                                                          29,013,441
                         Financial Institution - Finance Noncaptive--2.5%
       4,295,000         Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                        4,358,995
       4,050,000         Capital One Financial Corp., Note, 7.125%, 8/1/2008                                  4,329,260
        115,000          Heller Financial, Inc., Note, 7.375%, 11/1/2009                                       128,057
       3,100,000         International Lease Finance Corp., 4.875%, 9/1/2010                                  3,124,831
       2,950,000   (1,2) Residential Capital Corp., 6.375%, 6/30/2010                                         3,014,449
       8,790,000         SLM Corp., Floating Rate Note, 4.575%, 12/15/2014                                    8,673,181
       3,250,000         Susa Partnership LP, 8.20%, 6/1/2017                                                 4,152,460
                              TOTAL                                                                          27,781,233
                         Financial Institution - Insurance - Life--2.9%
       2,750,000         AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                3,778,995
       2,950,000         Delphi Financial Group, Inc., 9.31%, 3/25/2027                                       3,149,007
       7,800,000   (1,2) Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027                         8,828,196
       4,000,000   (1,2) Pacific LifeCorp., Bond, 6.60%, 9/15/2033                                            4,730,880
       6,500,000   (1,2) Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006                              6,600,815
        525,000          Transamerica Corp., Note, 6.75%, 11/15/2006                                           538,550
       3,950,000   (1,2) Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                             4,672,415
                              TOTAL                                                                          32,298,858
                         Financial Institution - Insurance - P&C--1.9%
       3,900,000   (1,2) Liberty Mutual Insurance Co., Sub. Note, 8.20%, 5/4/2007                             4,109,157
       7,300,000   (1,2) MBIA Global Funding LLC, 2.875%, 11/30/2006                                          7,160,351
       3,000,000   (1,2) Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033                                      3,036,780
        25,000           Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006                                  25,535
       1,000,000   (1,2) USF&G Corp., 8.312%, 7/1/2046                                                        1,252,239
       5,750,000         USF&G Corp., Company Guarantee, 8.47%, 1/10/2027                                     6,224,151
                              TOTAL                                                                          21,808,213
                         Financial Institution - REITs--0.6%
       6,200,000         EOP Operating LP, 8.375%, 3/15/2006                                                  6,333,052
        185,000          Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009                                        200,309
        430,000          Simon Property Group, Inc., 6.35%, 8/28/2012                                          466,632
                              TOTAL                                                                           6,999,993
                         Foreign-Local-Govt--0.8%
       7,900,000         Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                             8,619,058
                         Municipal Services--0.2%
       1,825,000   (1,2) Army Hawaii Family Housing, 5.524%, 6/15/2050                                        1,968,135
                         Sovereign--1.4%
       3,500,000         Sweden, Government of, Deb., 10.25%, 11/1/2015                                       4,310,320
       6,500,000         United Mexican States, 6.625%, 3/3/2015                                              7,192,250
       3,600,000         United Mexican States, 7.50%, 4/8/2033                                               4,221,000
                              TOTAL                                                                          15,723,570
                         Technology--1.5%
       1,100,000         Dell Computer Corp., Deb., 7.10%, 4/15/2028                                          1,383,096
       8,300,000         Deluxe Corp., 5.125%, 10/1/2014                                                      7,943,764
        965,000          IBM Corp., Deb., 8.375%, 11/1/2019                                                   1,310,576
       6,000,000         Unisys Corp., 8.125%, 6/1/2006                                                       6,120,000
                              TOTAL                                                                          16,757,436
                         Transportation - Airlines--0.2%
       1,995,000         Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                       2,429,491
                         Transportation - Railroads--1.7%
       1,200,000         Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                1,217,556
       2,616,276         Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021                 3,132,677
       6,350,000         Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006                               6,674,104
       3,150,000         Canadian Pacific RR, 7.125%, 10/15/2031                                              4,098,559
       4,280,000         Union Pacific Corp., 4.875%, 1/15/2015                                               4,281,156
                              TOTAL                                                                          19,404,052
                         Transportation - Services--0.6%
       7,300,000         FedEx Corp., Note, 2.65%, 4/1/2007                                                   7,126,187
                         Utility - Electric--3.3%
       3,737,000         American Electric Power Co., Inc., Note, 6.125%, 5/15/2006                           3,783,115
        55,000           Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007                         57,344
       2,390,000         Consolidated Natural Gas Co., 5.00%, 12/1/2014                                       2,414,402
       2,000,000         Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035                             2,090,860
       5,150,000         Enersis S.A., Note, 7.40%, 12/1/2016                                                 5,606,213
       2,900,000   (1,2) Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026                             3,455,640
       3,900,000         MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                              4,737,369
       1,000,000         PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                  1,149,040
       1,410,000         Pacific Gas & Electric Co., 6.05%, 3/1/2034                                          1,550,210
       2,925,000         Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                            2,876,591
       4,000,000         Public Service Electric & Gas Co., 4.00%, 11/1/2008                                  3,969,560
       2,750,000         Scottish Power PLC, 4.91%, 3/15/2010                                                 2,785,008
       2,020,000         Westar Energy, Inc., 5.875%, 7/15/2036                                               2,096,734
                              TOTAL                                                                          36,572,086
                         Utility - Natural Gas Pipelines--0.3%
       3,300,000         Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                 3,355,275
                              TOTAL CORPORATE BONDS
                         -------------------------------------------------------------------------
                              (IDENTIFIED COST $681,790,811)                                                 708,473,726

                         MORTGAGE BACKED SECURITIES--0.0%
        20,528           Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029                        21,076
        25,797           Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029                        26,438
         5,800           Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029                         5,955
        13,559           Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029                        14,032
        36,932           Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011                        38,135
        21,734           Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017                   23,997
        26,648           Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028                   28,441
        15,635           Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028                   16,452
        24,778           Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013                   25,723
        24,619           Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028                   25,906
        95,566           Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028                  99,023
        62,929           Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029                   65,147
        19,470           Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027              20,877
         8,068           Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028                8,543
        33,118           Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023              35,921
        22,529           Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017              24,973
        19,359           Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023              20,546
                              TOTAL MORTGAGE BACKED SECURITIES
                         -------------------------------------------------------------------------
                              (IDENTIFIED COST $479,484)                                                       501,185

                         MUNICIPALS--2.3%
       3,000,000         Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007                           3,188,070
       6,050,000         Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018            6,289,278
       3,090,000         McKeesport, PA, Taxable G.O.  Series B 1997, 7.30% Bonds (MBIA Insurance
                         Corp. INS), 3/1/2020                                                                 3,317,764
       4,675,000         Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.),
                         6/1/2015                                                                             4,867,657
       2,635,000         Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD),
                         9/1/2014                                                                             2,687,700
       2,200,000         Southeastern, PA Transportation Authority, (Series B), 8.75% Bonds (FGIC
                         GTD), 3/1/2020                                                                       2,228,556
       2,080,000         Tampa, FL Sports Authority, 8.02% Bonds (MBIA Insurance Corp. GTD),
                         10/1/2026                                                                            2,775,594
                              TOTAL MUNICIPALS
                         -------------------------------------------------------------------------
                              (IDENTIFIED COST $24,396,127)                                                  25,354,619

                         GOVERNMENTS/AGENCIES--0.4%
                         Sovereign--0.4%
       3,600,000         United Mexican States, Note, 9.875%, 2/1/2010
                         -------------------------------------------------------------------------
                         (IDENTIFIED COST $4,306,500)                                                         4,347,000

                         COMMON STOCKS--0.0%
                         Finance--0.0%
        10,585      (3)  Arcadia Financial Ltd., Warrants                                                         0
                         Utility - Electric--0.0%
         1,761      (3)  NRG Energy, Inc.                                                                      70,475
                              TOTAL COMMON STOCKS
                         -------------------------------------------------------------------------
                              (IDENTIFIED COST $38,566)                                                        70,475

                         PREFERRED STOCKS--1.7%
                         Financial Institution - Banking--0.7%
        142,000          Citigroup, Inc., Cumulative Pfd., Series F, $3.18 Annual Dividend                    7,453,580
                         Financial Institution - Brokerage--0.6%
        130,000          Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual Dividend                          6,532,500
                         Financial Institution - REITs--0.4%
        80,000           Prologis Trust, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27
                         Annual Dividend                                                                      4,620,000
                              TOTAL PREFERRED STOCKS
                         -------------------------------------------------------------------------
                              (IDENTIFIED COST $16,007,452)                                                  18,606,080

                         ASSET-BACKED SECURITIES--0.2%
                         Home Equity Loan--0.1%
       1,247,718   (1,2) 125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029                        1,260,195
                         Structured Product (Abs)--0.1%
        578,980          Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018                          509,236
                              TOTAL ASSET-BACKED SECURITIES
                         -------------------------------------------------------------------------
                              (IDENTIFIED COST $1,849,272)                                                    1,769,431

                         COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
                         Commercial Mortgage--0.0%
        325,000          Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030                               338,874
                         Non-Agency Mortgage--0.0%
        107,520     (1)  SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 5.5821%,
                         1/28/2027                                                                             84,773
                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                         -------------------------------------------------------------------------
                              (IDENTIFIED COST $427,672)                                                       423,647

                         U.S. TREASURY--0.2%
                         Treasury Securities--0.2%
       1,845,000         United States Treasury Bond, 12.75%, 11/15/2010
                         -------------------------------------------------------------------------
                         (IDENTIFIED COST $2,182,395)                                                         1,878,800

                         MUTUAL FUNDS--26.2%(4)
        19,468           Federated Mortgage Core Portfolio                                                     196,431
      42,554,926         High Yield Bond Portfolio                                                           292,352,343
                              TOTAL MUTUAL FUNDS
                         -------------------------------------------------------------------------
                              (IDENTIFIED COST $356,710,532)                                                 292,548,774

                         REPURCHASE AGREEMENTS--5.1
      27,792,000         Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated
                         8/31/2005 under which Bank of America N.A., will repurchase a U.S.
                         Government Agency security with a maturity of 7/1/2035 for
                         $1,500,150,417 on 9/1/2005. The market value of the underlying security
                         at the end of the period was $1,530,000,000.                                        27,792,000
      30,000,000         Interest in $4,350,000,000 joint repurchase agreement 3.61%, dated
                         8/31/2005 under which Barclays Capital, Inc., will repurchase U.S.
                         Government Agency securities with various maturities to 7/15/2032 for $
                         4,350,436,208 on 9/1/2005. The market value of the underlying securities
                         at the end of the period was $4,437,445,374.                                        30,000,000
                              TOTAL REPURCHASE AGREEMENTS
                         -------------------------------------------------------------------------
                              (AT AMORTIZED COST)                                                            57,792,000
                              TOTAL INVESTMENTS--99.4%
                         =========================================================================
                               (IDENTIFIED COST $1,145,980,811)(5)                                          1,111,765,737
                              OTHER ASSETS AND LIABILITIES - NET--0.6%                                         6,674,007
                              TOTAL NET ASSETS -100%                                                   $    1,118,439,744

================================================================================
        1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $123,808,904 which represents 11.1% of total net assets.
        2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors (the "Directors"). At August 31, 2005, these securities amounted to $123,724,131 which represents 11.1% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have not been deemed liquid by the Directors, for each security held at August 31, 2005 is as follows.

           Security                                   Acquisition    Acquisition
                                                        Date            Cost

           SMFC Trust Asset-Based Certificates,       2/4/1998         $97,658
           1997-A, Class 4, 5.5821%, 1/28/2007

        3  Non-income producing security.
        4  Affiliated companies.
        5 The cost of investments for federal tax purposes amounts to $1,151,813,055.The net unrealized depreciation of investments for federal tax purposes was $40,047,318. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,036,689 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,084,007.


Investment Valuation
The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

The following acronyms are used throughout this portfolio:

CGIC              --Capital Guaranty Insurance Corporation
FGIC              --Financial Guaranty Insurance Company
FSA               --Financial Security Assurance
GTD               --Guaranteed
INS               --Insured
LOC               --Letter of Credit
REITs             --Real Estate Investment Trusts
SA                --Support Agreement




Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Investment Series Funds, Inc.

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005